Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

Note 4. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of the Company's goodwill for the six months ended June 30, 2013, are as follows (in thousands):

Carrying
Amount
Balance at December 31, 2012	$822,475
Effect of currency translation	(12)
Balance at June 30, 2013	$822,463

Other Intangible Assets

Other intangible assets consisted of the following (in thousands):

	June 30, 2013		December 31, 2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,760	$29,292	$385,735	$9,058
Capitalized software development costs	16,163	13,431	15,831	12,996
Patents	13,808	5,732	13,533	4,952
Trademarks and trade names	16,870	1,478	16,877	592
Customer relationships	77,779	4,977	77,779	1,172
Non-compete agreement	350	253	350	194
In-process research and development	29,231	-	29,231	-
	539,961	$55,163	539,336	$28,964
Accumulated amortization	55,163		28,964
Net book value of amortizable intangible assets	$484,798		$510,372

Changes in the gross carrying amount of our other intangible assets for the six months ended June 30, 2013, are as follows (in thousands):

Gross
Carrying
Amount
Balance at December 31, 2012	$539,336
Patents, trademarks and capitalized software	625
Balance at June 30, 2013	$539,961

Amortization expense for the three month periods ended June 30, 2013 and 2012 was $13.1 million and $1.1 million, respectively. Amortization expense for the six month periods ended June 30, 2013 and 2012 was $26.2 million and $2.3 million, respectively.

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 is as follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551